Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Government Money Market Fund, Inc.
Entity Central Index Key	0000067590
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
PGIM Government Money Market Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class A
Trading Symbol	PBMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Net Assets	$ 320,651,274
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,130,920
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 320,651,274
Number of fund holdings	76
Total advisory fees paid for the year	$ 1,130,920

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	49.4%
U.S. Treasury Obligations	25.7%
U.S. Government Agency Obligations	24.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PGIM Government Money Market Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class C
Trading Symbol	MJCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST
YEAR
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class C	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Material Change Date	Aug. 01, 2024
Net Assets	$ 320,651,274
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,130,920
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 320,651,274
Number of fund holdings	76
Total advisory fees paid for the year	$ 1,130,920

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	49.4%
U.S. Treasury Obligations	25.7%
U.S. Government Agency Obligations	24.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
For the year ended July 31, 2025, the Class C shares total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.67% in the year ended July 31, 2024 to 0.74% primarily due to a decrease in Fund's net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Government Money Market Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class Z
Trading Symbol	PMZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class Z	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Net Assets	$ 320,651,274
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,130,920
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 320,651,274
Number of fund holdings	76
Total advisory fees paid for the year	$ 1,130,920

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	49.4%
U.S. Treasury Obligations	25.7%
U.S. Government Agency Obligations	24.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PGIM Core Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	PGIM Core Government Money Market Fund
Class Name	PGIM Core Government Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the shares of PGIM Core Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Government Money Market Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 8,287,474,276
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 8,287,474,276
Number of fund holdings	86
Total advisory fees paid for the year	$ 0

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	63.5%
U.S. Treasury Obligations	21.7%
U.S. Government Agency Obligations	16.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%